Share-based compensation - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) performanceFactor shares	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights (in shares) | shares	4,238,792
Liabilities from share-based payment transactions	$ 51,559	$ 73,547
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	7 years
Vesting rate	33.33%
Fair value of share-based payment transactions	$ 17,400
Liabilities from share-based payment transactions	15,500
Intrinsic value of liabilities from share-based payment transactions	$ 1,900
Weighted average remaining vesting period	1 year 6 months
Expense from share-based payment transactions with employees	$ 9,400	3,900
Expense (recovery) from share-based payment transactions with employees, effect of change in share price	$ (14,900)	(1,800)
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of performance factors | performanceFactor	2
Performance Share Units (PSU) New Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Performance Share Units (PSU) New Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	$ 45,100
Liabilities from share-based payment transactions	36,100
Intrinsic value of liabilities from share-based payment transactions	$ 9,000
Weighted average remaining vesting period	1 year 7 months 6 days
Expense from share-based payment transactions with employees	$ 4,800	19,900
Expense (recovery) from share-based payment transactions with employees, effect of change in share price	$ 11,700	$ 4,300
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on capital employed average period	3 years